Maturity [Member] Expense Example - iShares iBonds Dec 2035 Term Corporate ETF - iShares iBonds Dec 2035 Term Corporate ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	56
Maturity
Prospectus [Line Items]
Expense Example, with Redemption, 5 Years	$ 125